THE ADVISORS’ INNER CIRCLE FUND III
DEMOCRATIC LARGE CAP CORE ETF JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.8%
	Shares	Value
Communication Services — 11.7%
Discovery Communications, Cl A *	334	$10,247
Electronic Arts	183	26,321
Facebook, Cl A *	546	189,850
Live Nation Entertainment *	185	16,204
Netflix *	184	97,191
Omnicom Group	194	15,518
Walt Disney	725	127,433

		482,764

Consumer Discretionary — 7.4%
CarMax *	369	47,656
Hasbro	189	17,864
PVH *	185	19,904
Ross Stores	544	67,456
Starbucks	1,259	140,769
Under Armour, Cl A *	478	10,110

		303,759

Consumer Staples — 8.0%
Colgate-Palmolive	1,075	87,451
Costco Wholesale	360	142,441
Hormel Foods	207	9,884
Kimberly-Clark	538	71,974
McCormick	180	15,898

		327,648

Financials — 11.9%
Everest Re Group	179	45,110
M&T Bank	1,246	181,056
Moody’s	367	132,990
Progressive	889	87,309
Willis Towers Watson PLC	179	41,173

		487,638

Health Care — 10.3%
Agilent Technologies	181	26,754
Alexion Pharmaceuticals *	358	65,768
Catalent *	185	20,002
Danaher	541	145,183
Henry Schein *	180	13,354
Incyte *	184	15,480
IQVIA Holdings *	181	43,860
Stryker	358	92,983

		423,384

Industrials — 8.3%
Allegion	174	24,238
Carrier Global	1,628	79,121
Expeditors International of Washington	357	45,196

THE ADVISORS’ INNER CIRCLE FUND III
DEMOCRATIC LARGE CAP CORE ETF JUNE 30, 2021 (UNAUDITED)

COMMON STOCK** — continued
	Shares	Value
Industrials — continued
IHS Markit	735	$82,805
Nielsen Holdings PLC	1,082	26,693
Xylem	712	85,412

		343,465

Information Technology — 30.4%
Adobe *	187	109,515
Advanced Micro Devices *	198	18,598
Amphenol, Cl A	1,796	122,864
Apple	1,486	203,522
CDW	182	31,786
FleetCor Technologies *	179	45,835
Gartner *	178	43,112
International Business Machines	1,074	157,438
KLA-Tencor	183	59,330
Lam Research	182	118,427
NetApp	193	15,791
NortonLifeLock	563	15,325
NVIDIA	186	148,819
Paychex	192	20,602
salesforce.com *	368	89,891
Western Digital *	192	13,665
Western Union	1,614	37,074

		1,251,594

Materials — 4.7%
Avery Dennison	530	111,427
International Flavors & Fragrances	539	80,527

		191,954

Real Estate — 4.9%
American Tower, Cl A ‡	359	96,980
Prologis ‡	717	85,703
Ventas ‡	349	19,928

		202,611

Utilities — 2.2%

Consolidated Edison	1,268	90,941

Total Common Stock

(Cost $3,741,312)		4,105,758

Total Investments - 99.8%

(Cost $3,741,312)		$4,105,758

THE ADVISORS’ INNER CIRCLE FUND III
DEMOCRATIC LARGE CAP CORE ETF JUNE 30, 2021 (UNAUDITED)

Percentages are based on Net Assets of $4,115,646.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAM-QH-001-0200

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